Lease (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
Lease (Details)
Leases expires	June 30, 2022
Rent expense	$ 80,000
Leases rate	1.5
Right-of-use asset	$ 265,825
Lease liability	$ 265,825